Commitments (Details) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Commitments (Textual)
Percentage of deferred fee	$ 0.35	$ 0.35
Initial Public Offering [Member]
Commitments (Textual)
Deferred underwriting fees		$ 8,750,000
Over-Allotment Option [Member]
Commitments (Textual)
Deferred underwriting fees	$ 8,750,000